Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 2,832,267	$ 737,981	$ 1,662,285
Cost of revenue		2,437,770	691,406	1,255,208
Gross profit		394,497	46,575	407,077
Operating expenses
Selling and marketing expenses		42,975	3,092	3,439
General and administrative expenses		49,527,466	6,318,303	717,631
Total operating expenses		49,570,441	6,321,395	721,070
Loss from operations		(49,175,944)	(6,274,820)	(313,993)
Other income (expense)
Interest income (expense), net		1,173,858	115,897	(5,183)
Other income		61,182
Realized gains from disposal of investments in equity securities		1,131,921
Unrealized gains from fair value changes of investments in equity securities		76,051
Losses from fair value changes of contingent consideration payable		(29,324,471)
Loss on disposal of a subsidiary		(6,688)
Share of results of equity method investees		(60,015)
Gain on termination of lease		15,392
(Loss) gain on disposal of property and equipment		(14,254)	22,465
Total other (expense) income, net		(26,947,024)	138,362	86,889
Loss before provision for income taxes		(76,122,968)	(6,136,458)	(227,104)
Income tax benefit (expense)		(1,589)	26,850	(3,288)
Net loss		(76,124,557)	(6,109,608)	(230,392)
Net loss attributable to noncontrolling interests		367,273
Net loss attributable to SuperX AI Technology Limited		(75,757,284)	(6,109,608)	(230,392)
Accretion of redeemable noncontrolling interests
Net loss attributable to ordinary shareholders		(75,757,284)	(6,109,608)	(230,392)
Net loss		(76,124,557)	(6,109,608)	(230,392)
Other comprehensive income
Foreign currency translation adjustments		(9,229)	67,760	2,502
Total comprehensive loss		(76,133,786)	(6,041,848)	(227,890)
Total comprehensive loss attributable to noncontrolling interests		370,162
Total comprehensive loss attributable to ordinary shareholders		$ (75,763,624)	$ (6,041,848)	$ (227,890)
Loss per share
Basic (in Dollars per share)	[1]	$ (2.43)	$ (0.47)	$ (0.022)
Diluted (in Dollars per share)	[1]	$ (2.43)	$ (0.47)	$ (0.022)
Weighted average shares outstanding
Basic (in Shares)	[1]	31,179,382	12,993,984	10,714,286
Diluted (in Shares)	[1]	31,179,382	12,993,984	10,714,286
Related Party
Other income (expense)
Other income – related party				$ 92,072

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.